[graphic]

                                            Semiannual Report February 28, 2002

Oppenheimer
Europe Fund

                                                     [logo]Oppenheimer Funds(R)
                                                        The Right Way to invest

REPORT HIGHLIGHTS

      CONTENTS

 1    Letter to Shareholders

 3    An Interview with Your Fund's Manager

 8    Financial Statements

28    Officers and Trustees

Fund Objective
Oppenheimer Europe Fund seeks capital appreciation.

---------------------------------------
Cumulative Total Returns*

          For the Six-Month Period
          Ended 2/28/02

          Without           With
          Sales Chg.        Sales Chg.
---------------------------------------
Class A   -9.32%            -14.53%
---------------------------------------
Class B   -9.64             -14.16
---------------------------------------
Class C   -9.62             -10.52
---------------------------------------
Class N   -9.49             -10.39
---------------------------------------
Class Y   -9.08

---------------------------------------

Average Annual Total Returns*

          For the 1-Year Period
          Ended 2/28/02

          Without           With
          Sales Chg.        Sales Chg.
---------------------------------------
Class A   -23.75%           -28.13%
---------------------------------------
Class B   -24.35            -28.13
---------------------------------------
Class C   -24.29            -25.04
---------------------------------------
Class N   -24.48            -25.24
---------------------------------------
Class Y   -23.24
---------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

[photo of John V. Murphy]

John V. Murphy
President
Oppenheimer
Europe Fund

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                          1 | OPPENHEIMER EUROPE FUND

LETTER TO SHAREHOLDERS

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/S/ John V.Murphy

John V.Murphy
March 21, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                          2 | OPPENHEIMER EUROPE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Portfolio Manager
Shanquan Li

Q. How would you characterize Oppenheimer Europe Fund's performance during the six-month period that ended February 28, 2002?
A. Political and economic turbulence hurt many European stocks during the period. While the Fund suffered along with the majority of its peers,(1) our relative performance improved compared to the prior reporting period. We attribute that improvement to refinements we implemented to the Fund's strategy, and the ability of our quantitative models to adapt to changing market conditions.

What made this such a turbulent period?
At the beginning of the period, European stocks were in the midst of a downturn precipitated by the sudden slowing of the U.S. economy, which had stood as the world's primary engine of growth for most of the prior decade. Although most sectors of the European economy remained relatively insulated from the slowdown, investors feared that a deepening U.S. recession would ultimately hurt European businesses as well. Growth-oriented stocks generally proved more susceptible to these concerns than value-oriented issues. The events of September 11, 2001, exacerbated these economic concerns, driving European markets sharply lower.
     At the same time, despite the successful, widespread introduction of the euro as hard currency throughout most of the European Economic Community, the U.S. dollar rose to all-time highs against the euro, reducing the relative value of European investments.

1. The average of the total return of the 190 funds in the Lipper European Region Funds Category for the six-month period ended 2/28/02 was -6.61%.

                          3 | OPPENHEIMER EUROPE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

How did you manage the Fund in light of these conditions?
Before the period began, the Fund's quantitative investment models had already started responding to the abrupt shift in market strength away from growth-oriented stocks, gradually adapting to emphasize value-oriented factors instead of growth-oriented factors. For example, the model placed increasing emphasis on the consistency and reasonableness of a stock's historical and estimated future price/earnings ratios, and on the relation of those ratios to the company's growth prospects. As a result, during the last quarter of 2001, fewer of the Fund's assets were allocated to growth-oriented sectors, such as technology, and more were allocated to value-oriented sectors, such as healthcare.
     We also sought to improve the Fund's performance and increase the overall quality of the portfolio by shifting a greater percentage of the Fund's assets into large-cap stocks. Early in 2001, we had emphasized smaller-cap stocks because small companies frequently offer greater growth prospects than their large-cap counterparts. However, as European markets declined, some small companies took advantage of Europe's relatively weak disclosure regulations. To avoid similar problems in the future, we decided during the period to focus primarily on well-known companies listed on leading European stock indices, such as German-based Bayerische Motoren Werke AG (BMW). At the same time, we maintained investments in some of Europe's most promising small- and mid-cap companies, enjoying strong returns from holdings such as Elekta AB, a surgical supply concern.(2)

2. The Fund's holdings and allocations are subject to change.

                          4 | OPPENHEIMER EUROPE FUND

Average Annual
Total Returns with
Sales Charge

For the Periods Ended
3/31/02(3)

Class A   Since
1-Year    Inception
---------------------
-18.60%   -13.47%

Class B   Since
1-Year    Inception
---------------------
-18.55%   -13.32%

Class C   Since
1-Year    Inception
---------------------
-15.22%   -12.46%

Class N   Since
1-Year    Inception
---------------------
-14.92%   -21.04%

Class Y   Since
1-Year    Inception
---------------------
-13.03%   -11.44%
---------------------

What is your outlook for the coming months?
While the U.S. economic slowdown that marked the recent period is still in progress, leading indicators show signs that a return to growth may be imminent. Such a shift would probably benefit European markets. On the monetary front, the euro's generally successful introduction as hard currency throughout the European Monetary Union has added credibility to the currency. As a result, we expect its value to firm against the dollar, and eventually to rise. A strengthening euro would likely attract investments to European markets.
     Over the longer term, we believe Europe's investment opportunities far outweigh its risks, despite the European Community's relatively untested and rapidly evolving political and economic structures. The formation of the European Monetary Union and the introduction of the euro have led to the creation of the largest single overseas market. The establishment of this market has reduced currency risk in the region, and forced companies to become more competitive in response to falling trade barriers. In addition, industries are being deregulated and greater focus is being placed on shareholder value. Stock buybacks, once prohibited by law, are now allowed. These developments have promoted the adoption of more efficient and effective business practices in the region, while heightening awareness of company valuations. The result has been a wave of corporate restructuring similar to the movement that helped fuel the U.S. economic boom of the 1990s.
     We believe our investment approach, which combines quantitative analysis and fundamental research to identify the most attractive European investments, positions us to capitalize on these developments. Our discipline and focus make Oppenheimer Europe Fund part of The Right Way to Invest.

3. See Notes on page 7 for further details.

                          5 | OPPENHEIMER EUROPE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

---------------------
Regional Allocation(4)

[pi chart]

o    Europe          84.6%
o    Emerging
     Europe           6.8
o    US/Canada        6.4
o    Middle East/
     Africa           2.2

[end of pi chart]

Top Ten Geographical Diversification Holdings(4)
------------------------------------------------------
Great Britain                                    22.9%
------------------------------------------------------
France                                           19.4
------------------------------------------------------
Germany                                          10.1
------------------------------------------------------
Sweden                                            8.6
------------------------------------------------------
United States                                     6.4
------------------------------------------------------
Norway                                            4.3
------------------------------------------------------
Spain                                             4.1
------------------------------------------------------
Italy                                             3.9
------------------------------------------------------
Switzerland                                       3.1
------------------------------------------------------
Greece                                            2.7

Top Ten Common Stock Holdings(5)
------------------------------------------------------
Elekta AB, B Shares                               3.3%
------------------------------------------------------
GlaxoSmithKline plc                               3.2
------------------------------------------------------
Altran Technologies SA                            3.2
------------------------------------------------------
Bayerische Motoren Werke AG (BMW)                 2.8
------------------------------------------------------
Medidep SA                                        2.8
------------------------------------------------------
Sanofi-Synthelabo SA                              2.4
------------------------------------------------------
Taro Pharmaceutical Industries Ltd.               2.2
------------------------------------------------------
Perbio Science AB                                 2.2
------------------------------------------------------
Stada Arzneimittel AG                             2.1
------------------------------------------------------
UCB SA                                            2.0

4. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on net assets.

                          6 | OPPENHEIMER EUROPE FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to a 0.75% annual asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                          7 | OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS February 28, 2002 / Unaudited

                                                                                                   Market Value
                                                                                     Shares          See Note 1
------------------------------------------------------------------------------------------------------------------
Common Stocks--98.2%
------------------------------------------------------------------------------------------------------------------
Capital Goods--16.6%
------------------------------------------------------------------------------------------------------------------
Industrial Services--11.1%
Altran Technologies SA                                                                8,200         $   389,406
------------------------------------------------------------------------------------------------------------------
Autostrade Concessioni e Costruzioni Autostrade SpA                                  26,000             189,366
------------------------------------------------------------------------------------------------------------------
Eiffage SA                                                                            1,000              66,518
------------------------------------------------------------------------------------------------------------------
Jarvis plc                                                                           21,400             168,442
------------------------------------------------------------------------------------------------------------------
Neopost SA (1)                                                                        7,200             230,374
------------------------------------------------------------------------------------------------------------------
RPS Group plc                                                                        72,800             149,304
------------------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. ASA (1)                                                    10,500             162,024
                                                                                                    --------------
                                                                                                      1,355,434

------------------------------------------------------------------------------------------------------------------
Manufacturing--5.5%
Grupo Ferrovial SA                                                                    9,100             193,167
------------------------------------------------------------------------------------------------------------------
Hydralift ASA (1)                                                                    17,400             154,264
------------------------------------------------------------------------------------------------------------------
Krones AG                                                                             4,000             165,388
------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. (1)                                                3,300             159,885
                                                                                                    --------------
                                                                                                        672,704

------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--21.6%
------------------------------------------------------------------------------------------------------------------
Autos & Housing--10.3%
Barratt Developments plc                                                             26,000             169,898
------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (BMW)                                                     9,200             339,011
------------------------------------------------------------------------------------------------------------------
Beni Stabili SpA                                                                    300,100             149,781
------------------------------------------------------------------------------------------------------------------
Edscha AG                                                                             6,200             118,522
------------------------------------------------------------------------------------------------------------------
Electrolux AB,Series B Free                                                           7,100             127,562
------------------------------------------------------------------------------------------------------------------
George Wimpey plc                                                                    43,800             162,311
------------------------------------------------------------------------------------------------------------------
Grupo Dragados SA                                                                    15,100             187,433
                                                                                                    --------------
                                                                                                      1,254,518

------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.8%
Rodriquez Group                                                                       3,200             181,304
------------------------------------------------------------------------------------------------------------------
Trigano                                                                               4,900             156,952
                                                                                                    --------------
                                                                                                        338,256

------------------------------------------------------------------------------------------------------------------
Retail: Specialty--4.6%
Folli-Follie SA                                                                       6,400             105,405
------------------------------------------------------------------------------------------------------------------
Lindex AB                                                                             8,200             147,326
------------------------------------------------------------------------------------------------------------------
Next plc                                                                             13,000             174,954
------------------------------------------------------------------------------------------------------------------
Signet Group plc                                                                     90,800             137,739
                                                                                                    --------------
                                                                                                        565,424

                          8 | OPPENHEIMER EUROPE FUND


                                                                                                   Market Value
                                                                                     Shares          See Note 1
------------------------------------------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings--3.9%
Alexon Group plc                                                                     42,600            $116,892
------------------------------------------------------------------------------------------------------------------
New Look Group plc                                                                   65,000             176,517
------------------------------------------------------------------------------------------------------------------
Puma AG                                                                               5,000             178,839
                                                                                                    --------------
                                                                                                        472,248

------------------------------------------------------------------------------------------------------------------
Consumer Staples--13.6%
------------------------------------------------------------------------------------------------------------------
Entertainment--1.5%
Compania de Distribucion Integral Logista SA                                          9,600             137,016
------------------------------------------------------------------------------------------------------------------
Games Workshop Group plc                                                              5,240              42,156
                                                                                                    --------------
                                                                                                        179,172

------------------------------------------------------------------------------------------------------------------
Food--7.1%
Ask Central plc                                                                      46,800             120,142
------------------------------------------------------------------------------------------------------------------
Chipita International SA                                                             16,400             125,688
------------------------------------------------------------------------------------------------------------------
Cranswick plc                                                                        12,300             142,656
------------------------------------------------------------------------------------------------------------------
Greggs plc                                                                            2,700             132,706
------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                             1,000             220,899
------------------------------------------------------------------------------------------------------------------
Sligro Beheer NV                                                                      3,800             122,934
                                                                                                    --------------
                                                                                                        865,025
Food & Drug Retailers--2.1%
Stada Arzneimittel AG                                                                 7,300             251,254
------------------------------------------------------------------------------------------------------------------
Household Goods--2.9%
Bloomsbury Publishing plc                                                            13,800             157,711
------------------------------------------------------------------------------------------------------------------
L'Oreal SA                                                                            2,740             191,504
                                                                                                    --------------
                                                                                                        349,215

------------------------------------------------------------------------------------------------------------------
Financial--8.4%
------------------------------------------------------------------------------------------------------------------
Banks--2.9%
Bank Pekao SA,Sponsored GDR (1)                                                       6,200             155,000
------------------------------------------------------------------------------------------------------------------
Orszagos Takarekpenztar es Kereskedelmi Bank Rt. (OTP Bank Rt.)                       2,700             197,793
                                                                                                    --------------
                                                                                                        352,793

------------------------------------------------------------------------------------------------------------------
Diversified Financial--4.1%
Enterprise Inns plc                                                                  18,000             165,994
------------------------------------------------------------------------------------------------------------------
First Active plc                                                                     52,000             173,173
------------------------------------------------------------------------------------------------------------------
Unibail (Union du Credit-Bail Immobilier)                                             3,050             158,295
                                                                                                    --------------
                                                                                                        497,462

------------------------------------------------------------------------------------------------------------------
Insurance--1.4%
CNP Assurances                                                                        1,600              48,924
------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (1)                                                        4,400             118,756
                                                                                                    --------------
                                                                                                        167,680


                          9 | OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                                                   Market Value
                                                                                     Shares          See Note 1
------------------------------------------------------------------------------------------------------------------
Healthcare-25.2%
------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs-18.1%
Altana AG                                                                             4,000         $   201,753
------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                  16,031             390,904
------------------------------------------------------------------------------------------------------------------
Goldshield Group plc                                                                  6,000              44,978
------------------------------------------------------------------------------------------------------------------
Medidep SA (1)                                                                       14,400             336,312
------------------------------------------------------------------------------------------------------------------
Nobel Biocare AB                                                                      2,800             125,632
------------------------------------------------------------------------------------------------------------------
Omega Pharma SA                                                                       1,000              43,336
------------------------------------------------------------------------------------------------------------------
Perbio Science AB (1)                                                                14,700             265,513
------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                                  4,400             288,875
------------------------------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd. (1)                                               9,000             270,990
------------------------------------------------------------------------------------------------------------------
UCB SA                                                                                6,000             240,557
                                                                                                    --------------
                                                                                                      2,208,850

------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services-7.1%
Coloplast AS, Cl. B                                                                   2,700             186,684
------------------------------------------------------------------------------------------------------------------
Elekta AB, B Shares (1)                                                              48,500             407,879
------------------------------------------------------------------------------------------------------------------
Instrumentarium Corp. Oyj                                                             2,600             125,832
------------------------------------------------------------------------------------------------------------------
Lusottica Group SpA                                                                   8,500             149,770
                                                                                                    --------------
                                                                                                        870,165

------------------------------------------------------------------------------------------------------------------
Technology--11.8%
------------------------------------------------------------------------------------------------------------------
Computer Hardware--1.3%
Logitech International SA (1)                                                         3,900             164,407
------------------------------------------------------------------------------------------------------------------
Computer Services--3.5%
Intralot SA                                                                           7,500             110,936
------------------------------------------------------------------------------------------------------------------
iSOFT Group plc                                                                      36,700             142,748
------------------------------------------------------------------------------------------------------------------
Unilog SA                                                                             2,700             172,827
                                                                                                    --------------
                                                                                                        426,511

------------------------------------------------------------------------------------------------------------------
Computer Software--4.0%
Business Objects SA, Sponsored ADR (1)                                                5,400             205,848
------------------------------------------------------------------------------------------------------------------
Marlborough Stirling plc                                                             42,400             127,737
------------------------------------------------------------------------------------------------------------------
Thiel Logistik AG                                                                     9,000             159,982
                                                                                                    --------------
                                                                                                        493,567

------------------------------------------------------------------------------------------------------------------
Communications Equipment--3.0%
Pace Micro Technology plc                                                            33,900             139,889
------------------------------------------------------------------------------------------------------------------
Tandberg ASA (1)                                                                     19,400             224,247
------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                      347                 656
                                                                                                    --------------
                                                                                                        364,792

                         10 | OPPENHEIMER EUROPE FUND

                                                                                                   Market Value
                                                                                     Shares          See Note 1
------------------------------------------------------------------------------------------------------------------
Transportation-1.0%
------------------------------------------------------------------------------------------------------------------
Railroads & Truckers-1.0%
DSV, De Sammensluttede Vognmaend AS, Cl.B (1)                                         5,300         $   124,619
                                                                                                    --------------
Total Common Stocks (Cost $11,721,878)                                                               11,974,096

                                                                                      Units
------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%

Banca Bipielle Network SpAWts., Exp. 12/31/03 (1)(Cost $0)                            1,200                   -

                                                                                   Principal
                                                                                     Amount
------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--4.3%

Repurchase agreement with Banc One Capital Markets, Inc.,
1.85%, dated 2/28/02, to be repurchased at $527,027 on 3/1/02, collateralized by U.S.Treasury Nts., 3%-6.125%, 6/30/03-8/15/07,
with a value of $462,798 and U.S. Treasury Bills, 3/28/02,
with a value of $75,179 (Cost $527,000)                                            $527,000             527,000
------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $12,248,878)                                        102.5%         12,501,096
------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                  (2.5)           (305,992)
                                                                                   -------------------------------
Net Assets                                                                            100.0%        $12,195,104
                                                                                   ===============================
Footnote to Statement of Investments

1. Non-income-producing security.

Distribution of investments representing geographic diversification,as a percentage of total investments at value,is as follows:

Geographical Diversification                                                   Market Value             Percent
------------------------------------------------------------------------------------------------------------------
Great Britain                                                                   $ 2,864,334               22.9%
France                                                                            2,427,139                19.4
Germany                                                                           1,254,766                10.1
Sweden                                                                            1,073,911                 8.6
United States                                                                       805,641                 6.4
Norway                                                                              540,536                 4.3
Spain                                                                               517,615                 4.1
Italy                                                                               488,918                 3.9
Switzerland                                                                         385,306                 3.1
Greece                                                                              342,030                 2.7
Denmark                                                                             311,303                 2.5
Belgium                                                                             283,893                 2.3
Israel                                                                              270,990                 2.2
Hungary                                                                             197,793                 1.6
Ireland                                                                             173,173                 1.4
Luxembourg                                                                          159,982                 1.3
Poland                                                                              155,000                 1.2
Finland                                                                             125,832                 1.0
The Netherlands                                                                     122,934                 1.0
                                                                                ----------------------------------
Total                                                                           $12,501,096               100.0%
                                                                                ==================================
See accompanying Notes to Financial Statements.

                         11 | OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES   Unaudited

February 28, 2002
------------------------------------------------------------------------------------------------------------------
Assets

Investments, at value (cost $12,248,878)--see accompanying statement                              $  12,501,096
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      9,000
------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                        63
------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                   24,117
Shares of beneficial interest sold                                                                        9,272
Other                                                                                                       930
                                                                                                  ----------------
Total assets                                                                                         12,544,478

------------------------------------------------------------------------------------------------------------------
Liabilities

Bank overdraft                                                                                              118
------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                        62
------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                   293,926
Shareholder reports                                                                                      17,432
Shares of beneficial interest redeemed                                                                   14,055
Distribution and service plan fees                                                                        5,013
Trustees' compensation                                                                                    2,032
Transfer and shareholder servicing agent fees                                                               124
Other                                                                                                    16,612
                                                                                                  ----------------
Total liabilities                                                                                       349,374

------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                        $  12,195,104
                                                                                                  ================
------------------------------------------------------------------------------------------------------------------

Composition of Net Assets

Paid-in capital                                                                                   $  21,405,142
------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                        (139,712)
------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                       (9,322,549)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                252,223
                                                                                                  ----------------
Net Assets                                                                                        $  12,195,104
                                                                                                  ================

                         12 | OPPENHEIMER EUROPE FUND

==================================================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,013,124 and 965,403 shares of beneficial interest outstanding)                                         $6.23
Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                              $6.61
------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,768,219
and 783,231 shares of beneficial interest outstanding)                                                    $6.09
------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,284,267
and 210,360 shares of beneficial interest outstanding)                                                    $6.11
------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $125,265
and 20,214 shares of beneficial interest outstanding)                                                     $6.20
------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value,redemption price and offering price per share (based on
net assets of $4,229 and 670 shares of beneficial interest outstanding)                                   $6.31

See accompanying Notes to Financial Statements.

                         13 | OPPENHEIMER EUROPE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 28, 2002
===============================================================================
Investment Income

Dividends (net of foreign withholding taxes of $4,498)            $   20,137
-------------------------------------------------------------------------------
Interest                                                               6,694
                                                                  -------------
Total income                                                          26,831

===============================================================================
Expenses

Management fees                                                       49,249
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                7,345
Class B                                                               23,772
Class C                                                                6,760
Class N                                                                  106
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               15,706
Class B                                                               12,115
Class C                                                                3,477
Class N                                                                   92
Class Y                                                                  424
------------------------------------------------------------------------------
Shareholder reports                                                   32,807
------------------------------------------------------------------------------
Legal, auditing and other professional fees                           11,236
------------------------------------------------------------------------------
Custodian fees and expenses                                            4,584
------------------------------------------------------------------------------
Trustees' compensation                                                   312
------------------------------------------------------------------------------
Other                                                                  1,580
                                                                 -------------
Total expenses                                                       169,565
Less voluntary waiver of transfer and shareholder
servicing agent fees-Classes A, B, C and N                            (3,378)
Less voluntary waiver of transfer and shareholder
servicing agent fees-Class Y                                            (424)
Less voluntary waiver of expenses                                     (1,021)
Less reduction to custodian expenses                                      (4)
                                                                 -------------
Net expenses                                                         164,738

==============================================================================
Net Investment Loss                                                 (137,907)

==============================================================================
Realized and Unrealized Gain (Loss)

Net realized loss on:
Investments                                                       (2,272,053)
Foreign currency transactions                                         (1,000)
                                                                 -------------
Net realized loss                                                 (2,273,053)

------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                        1,606,614
Translation of assets and liabilities denominated in
foreign currencies                                                  (496,745)
                                                                 -------------
Net change                                                         1,109,869
                                                                 -------------
Net realized and unrealized loss                                  (1,163,184)

==============================================================================
Net Decrease in Net Assets Resulting from Operations             $(1,301,091)
                                                                 =============

See accompanying Notes to Financial Statements.

                         14 | OPPENHEIMER EUROPE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six Months           Year
                                                                     Ended          Ended
                                                          February 28, 2002    August 31,
                                                               (Unaudited)           2001
===========================================================================================
Operations

Net investment loss                                            $  (137,907)   $   (66,385)
-------------------------------------------------------------------------------------------
Net realized loss                                               (2,273,053)    (6,675,981)
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             1,109,869     (1,250,843)
                                                               ----------------------------
Net decrease in net assets resulting from operations            (1,301,091)    (7,993,209)

===========================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             28,375       (827,962)
Class B                                                            160,904      1,458,939
Class C                                                             (8,468)       634,311
Class N                                                            129,586          1,000
Class Y                                                              3,607             64

===========================================================================================
Net Assets

Total decrease                                                    (987,087)    (6,726,857)
-------------------------------------------------------------------------------------------
Beginning of period                                             13,182,191     19,909,048
                                                               ----------------------------
End of period (including accumulated net investment
loss of $139,712 and $1,805, respectively)                     $12,195,104    $13,182,191
                                                               ============================

See accompanying Notes to Financial Statements.

                         15 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS

                                                             Six Months                                        Year
                                                                  Ended                                       Ended
                                                      February 28, 2002                                  August 31,
Class A                                                     (Unaudited)        2001          2000           1999(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                             $6.87       $11.28        $10.78           $10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.06)          --          (.06)             .02
Net realized and unrealized gain (loss)                           (.58)       (4.41)         1.12              .76
                                                                 ---------------------------------------------------
Total income (loss) from investment operations                    (.64)       (4.41)         1.06              .78
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           --          (.02)              --
Distributions from net realized gain                                --           --          (.43)              --
Distributions in excess of net realized gain                        --           --          (.11)              --
                                                                 ---------------------------------------------------
Total dividends and/or distributions to shareholders                --           --          (.56)              --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $6.23       $ 6.87        $11.28           $10.78
                                                                 ===================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                              (9.32)%     (39.10)%        9.99%            7.80%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $6,013       $6,630       $11,809           $4,347
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $6,210       $9,051       $ 8,366           $3,473
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                     (1.87)%      (0.06)%       (0.73)%           0.54%
Expenses                                                          2.37%        1.87%         1.94%            1.61%
Expenses, net of reduction to custodian expenses,
voluntary waiver of transfer agent fees
and voluntary waiver of expenses                                  2.30%        N/A           1.92%             N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            144%         285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         16 | OPPENHEIMER EUROPE FUND

                                                             Six Months                                       Year
                                                                  Ended                                      Ended
                                                      February 28, 2002                                 August 31,
Class B                                                     (Unaudited)        2001          2000          1999(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                             $6.74       $11.15        $10.73           $10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                               (.08)        (.06)         (.08)            (.03)
Net realized and unrealized gain (loss)                           (.57)       (4.35)         1.04              .76
                                                                 ---------------------------------------------------
Total income (loss) from investment operations                    (.65)       (4.41)          .96              .73
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           --            --               --
Distributions from net realized gain                                --           --          (.43)              --
Distributions in excess of net realized gain                        --           --          (.11)              --
                                                                 ---------------------------------------------------
Total dividends and/or distributions to shareholders                --           --          (.54)              --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $6.09        $6.74        $11.15           $10.73
                                                                 ===================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                              (9.64)%     (39.55)%        9.09%            7.30%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $4,768       $5,129        $6,685             $851
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $4,792       $5,829        $3,954             $401
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                              (2.62)%      (0.85)%       (1.56)%          (0.87)%
Expenses                                                          3.13%        2.68%         2.77%            2.60%
Expenses, net of reduction to custodian expenses,
voluntary waiver of transfer agent fees
and voluntary waiver of expenses                                  3.06%        N/A           2.75%             N/A
Portfolio turnover rate                                            144%         285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         17 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS Continued

                                                             Six Months                                       Year
                                                                  Ended                                      Ended
                                                      February 28, 2002                                 August 31,
Class C                                                     (Unaudited)         2001          2000          1999(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                             $6.76      $ 11.20        $10.76           $10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                               (.08)        (.04)         (.08)            (.02)
Net realized and unrealized gain (loss)                           (.57)       (4.40)         1.06              .78
                                                                 ---------------------------------------------------
Total income (loss) from investment operations                    (.65)       (4.44)          .98              .76
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           --            --               --
Distributions from net realized gain                                --           --          (.43)              --
Distributions in excess of net realized gain                        --           --          (.11)              --
                                                                 ---------------------------------------------------
Total dividends and/or distributions to shareholders                --           --          (.54)              --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $6.11        $6.76        $11.20           $10.76
                                                                 ===================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                              (9.62)%     (39.64)%        9.26%            7.60%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $1,284       $1,422        $1,413             $133
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $1,362       $1,823        $  811             $ 52
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                              (2.61)%      (0.61)%       (1.56)%          (0.82)%
Expenses                                                          3.13%        2.69%         2.77%            2.57%
Expenses, net of reduction to custodian expenses,
voluntary waiver of transfer agent fees
and voluntary waiver of expenses                                  3.06%        N/A           2.75%             N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            144%         285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         18 | OPPENHEIMER EUROPE FUND

                                                        Six Months        Period
                                                             Ended         Ended
                                                  February 28, 2002   August 31,
Class N                                                 (Unaudited)      2001(1)
==================================================================================
Per Share Operating Data

Net asset value, beginning of period                         $6.85         $8.21
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  (.05)          .01
Net realized and unrealized loss                              (.60)        (1.37)
                                                             ---------------------
Total loss from investment operations                         (.65)        (1.36)
----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --            --
Distributions from net realized gain                            --            --
Distributions in excess of net realized gain                    --            --
                                                             ---------------------
Total dividends and/or distributions to
shareholders                                                    --            --
----------------------------------------------------------------------------------
Net asset value, end of period                               $6.20         $6.85
                                                             =====================

==================================================================================
Total Return, at Net Asset Value(2)                          (9.49)%      (16.57)%

==================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $125            $1
----------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 43            $1
----------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                 (1.35)%        0.20%
Expenses                                                      2.55%         1.74%
Expenses, net of reduction to custodian
expenses, voluntary waiver of transfer
agent fees and voluntary waiver of
expenses                                                      2.48%         N/A
----------------------------------------------------------------------------------
Portfolio turnover rate                                        144%          285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         19 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS Continued

                                                             Six Months                                       Year
                                                                  Ended                                      Ended
                                                      February 28, 2002                                 August 31,
Class Y                                                     (Unaudited)        2001          2000          1999(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                             $6.94       $11.32        $10.78           $10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.09)         .03          (.05)             .04
Net realized and unrealized gain (loss)                           (.54)       (4.41)         1.15              .74
                                                                 ---------------------------------------------------
Total income (loss) from investment operations                    (.63)       (4.38)         1.10              .78
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --           --          (.02)              --
Distributions from net realized gain                                --           --          (.43)              --
Distributions in excess of net realized gain                        --           --          (.11)              --
                                                                 ---------------------------------------------------
Total dividends and/or distributions to shareholders                --           --          (.56)              --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $6.31        $6.94        $11.32           $10.78
                                                                 ===================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                              (9.08)%     (38.69)%       10.41%            7.80%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                            $4           $1            $1               $1
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $2           $1            $1               $1
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                                     (0.50)%       0.37%        (0.30)%           0.65%
Expenses                                                         44.37%        1.44%         1.51%            1.52%
Expenses, net of reduction to custodian expenses,
voluntary waiver of transfer agent fees
and voluntary waiver of expenses                                  1.60%        N/A           1.49%             N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            144%         285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         20 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Europe Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. Beginning September 1, 2001, the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                         21 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of February 28, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $9,313,085. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of August 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

Expiring
----------------------------------
   2009                   $385,788

                         22 | OPPENHEIMER EUROPE FUND

-------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2002, the Fund's projected benefit obligations were increased by $161, resulting in an accumulated liability of $1,964 as of February 28, 2002.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                         23 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:
              Six Months Ended February 28, 2002       Year Ended August 31,
                                                                     2001(1)
                            Shares        Amount       Shares         Amount
-------------------------------------------------------------------------------
Class A
Sold                       266,259  $  1,707,920    8,206,271  $  67,025,636
Redeemed                  (265,249)   (1,679,545)  (8,289,125)   (67,853,598)
                          -----------------------------------------------------
Net increase (decrease)      1,010  $     28,375      (82,854)  $   (827,962)
                          =====================================================
-------------------------------------------------------------------------------
Class B
Sold                       177,740  $  1,116,820      404,139  $   3,390,595
Redeemed                  (154,958)     (955,916)    (243,241)    (1,931,656)
                          -----------------------------------------------------
Net increase                22,782  $    160,904      160,898  $   1,458,939
                          =====================================================
-------------------------------------------------------------------------------
Class C
Sold                       134,911  $    841,237    2,827,363  $  23,336,549
Redeemed                  (134,825)     (849,705)  (2,743,323)   (22,702,238)
                          -----------------------------------------------------
Net increase (decrease)         86  $     (8,468)      84,040  $     634,311
                          =====================================================
-------------------------------------------------------------------------------
Class N
Sold                        20,092  $    129,586          122  $       1,000
Redeemed                         -             -            -              -
                          -----------------------------------------------------
Net increase                20,092  $    129,586          122  $       1,000
                          =====================================================
-------------------------------------------------------------------------------
Class Y
Sold                         1,019  $      6,497           10  $          64
Redeemed                      (459)       (2,890)           -              -
                          -----------------------------------------------------
Net increase                   560  $      3,607           10  $          64
                          =====================================================
-------------------------------------------------------------------------------
1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2002, were $17,812,035 and $17,740,970, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of

                         24 | OPPENHEIMER EUROPE FUND
average annual net assets over $2 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or 0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the third quintile, as the case may be, of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the six months ended February 28, 2002, was an annualized rate of 0.80%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Concessions     Concessions     Concessions     Concessions
                      Front-End      Front-End     on Class A      on Class B      on Class C      on Class N
                  Sales Charges  Sales Charges         Shares          Shares          Shares          Shares
Six Months           on Class A    Retained by    Advanced by     Advanced by     Advanced by     Advanced by
Ended                    Shares    Distributor  Distributor(1)  Distributor(1)  Distributor(1)  Distributor(1)
--------------------------------------------------------------------------------------------------------------
February 28,2002        $11,830         $5,489           $226         $13,496          $4,481             $23

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                        Class A        Class B        Class C        Class N
                     Contingent     Contingent     Contingent     Contingent
                       Deferred       Deferred       Deferred       Deferred
                  Sales Charges  Sales Charges  Sales Charges  Sales Charges
Six Months          Retained by    Retained by    Retained by    Retained by
Ended               Distributor    Distributor    Distributor    Distributor
-------------------------------------------------------------------------------
February 28,2002            $56         $3,588            $76            $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                         25 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $7,345, all of which were paid by the Distributor to recipients, and included $949 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
-------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:
                                                                  Distributor's
                                                  Distributor's       Aggregate
                                                      Aggregate    Unreimbursed
                                                   Unreimbursed   Expenses as %
               Total Payments   Amount Retained        Expenses   of Net Assets
                   Under Plan    by Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
Class B Plan          $23,772           $19,191        $142,811            3.00%
Class C Plan            6,760             2,118          51,974            4.05
Class N Plan              106                61              --              --

                         26 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2002, the Fund had outstanding foreign currency contracts as follows:


                           Expiration      Contract  Valuation as of    Unrealized    Unrealized
Contract Description            Dates Amount (000s)     Feb. 28,2002  Appreciation  Depreciation
------------------------------------------------------------------------------------------------
Contracts to Purchase
Danish Krone [DKK]             3/1/02        DKK281         $32,687           $63           $--
Swedish Krona [SEK]            3/1/02        SEK633          60,519            --            62
                                                                     ---------------------------
Total Unrealized Appreciation and Depreciation                                $63           $62
                                                                     ===========================

--------------------------------------------------------------------------------
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.

                         27 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
OPPENHEIMER EUROPE FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Officers and Trustees     Leon Levy, Chairman of the Board of Trustees
                          Donald W. Spiro, Vice Chairman of the Board of Trustees
                          John V. Murphy, Trustee and President
                          Robert G. Galli, Trustee
                          Phillip A. Griffiths, Trustee
                          Benjamin Lipstein, Trustee
                          Elizabeth B. Moynihan, Trustee
                          Kenneth A. Randall, Trustee
                          Edward V. Regan, Trustee
                          Russell S. Reynolds, Jr., Trustee
                          Clayton K. Yeutter, Trustee
                          Shanquan Li, Vice President
                          Robert G. Zack, Secretary
                          Brian W. Wixted, Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary
----------------------------------------------------------------------------------------------------------
Investment Advisor        OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------
Distributor               OppenheimerFunds Distributor, Inc.
----------------------------------------------------------------------------------------------------------
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent
----------------------------------------------------------------------------------------------------------
Custodian of              The Bank of New York
Portfolio Securities
----------------------------------------------------------------------------------------------------------
Independent Auditors      KPMG LLP
----------------------------------------------------------------------------------------------------------
Legal Counsel             Mayer, Brown, Rowe and Maw

                          The financial statements included herein have been taken from the records of the
                          Fund without examination of those records by the independent auditors.

                          Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
                          498 Seventh Avenue, New York, NY 10018

          (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                         28 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
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          ---------------------------------------------------------------------
          Ticker Symbols Class A: OEFAX Class B: OEFBX Class C: OEFCX
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-------------------------------------------------------------------------------
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RS0261.001.0202 April 29, 2002